As filed with the Securities and Exchange Commission on September 26, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedules of Investments.

Edgar Lomax Value
Schedule of Investments
July 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 97.73%	Value
	Beverage and Tobacco Product Manufacturing - 3.27%
4,950	Altria Group, Inc.	$178,052
9,900	Coca Cola Co.	799,920
2,500	PepsiCo, Inc.	181,825
		1,159,797
	Building Material and Garden Equipment - 0.71%
9,900	Lowe's Companies, Inc.	251,163

	Chemical Manufacturing - 15.83%
2,900	Abbott Laboratories	192,299
9,600	Avon Products, Inc.	148,704
4,800	Bristol-Myers Squibb Co.	170,880
29,000	Dow Chemical Co.	834,620
19,238	E. I. du Pont de Nemours and Co.	956,129
10,200	Johnson & Johnson	706,044
26,600	Merck & Co., Inc.	1,174,922
59,402	Pfizer, Inc.	1,428,023
		5,611,621

	Computer and Electronic Product Manufacturing - 11.47%
45,500	Hewlett-Packard Co.	829,920
62,900	Intel Corp.	1,616,530
22,100	Raytheon Co.	1,226,108
14,400	Texas Instruments, Inc.	392,256
		4,064,814

	Credit Intermediation and Related Activities - 4.50%
10,300	American Express Co.	594,413
21,000	Bank of New York Mellon Corp.	446,880
2,600	Capital One Financial Corp.	146,874
11,300	JPMorgan Chase & Co.	406,800
		1,594,967

	Electrical Equipment, Appliance, and Component - 0.49%
3,600	Emerson Electric Co.	171,972

	Food Manufacturing - 0.98%
3,100	HJ Heinz Co.	171,151
4,483	Kraft Foods, Inc. - Class A	178,020
		349,171
	Forestry and Logging - 0.59%
9,000	Weyerhaeuser Co.	210,150

	General Merchandise Stores - 2.58%
12,300	Wal-Mart Stores, Inc.	915,489

	Health and Personal Care Stores - 4.42%
6,200	CVS Caremark Corp.	280,550
35,400	Walgreen Co.	1,287,144
		1,567,694
	Insurance Carriers and Related Activities - 5.89%
33,500	The Allstate Corp.	1,149,050
18,400	UnitedHealth Group, Inc.	940,056
		2,089,106
	Machinery Manufacturing - 3.99%
8,600	Baker Hughes, Inc.	398,352
49,000	General Electric Co.	1,016,750
		1,415,102
	Merchant Wholesalers, Nondurable Goods - 1.84%
10,100	Procter & Gamble Co.	651,854

	Miscellaneous Manufacturing - 3.35%
1,400	3M Co.	127,722
2,200	Baxter International, Inc.	128,722
23,600	Medtronic, Inc.	930,312
		1,186,756
	Motion Picture and Sound Recording Industries - 1.48%
13,400	Time Warner, Inc.	524,208

	Oil and Gas Extraction - 2.52%
4,600	Apache Corp.	396,152
5,700	Occidental Petroleum Corp.	496,071
		892,223
	Petroleum and Coal Products Manufacturing - 10.90%
11,400	Chevron Corp.	1,249,212
23,000	ConocoPhillips	1,252,120
10,700	Exxon Mobil Corp.	929,295
11,500	Phillips 66	432,400
		3,863,027
	Pipeline Transportation - 0.56%
6,200	Williams Co., Inc.	197,098

	Primary Metal Manufacturing - 3.23%
135,300	Alcoa, Inc.	1,145,991

	Publishing Industries (Except Internet) - 1.21%
14,500	Microsoft Corp.	427,315

	Support Activities for Mining - 1.13%
12,100	Halliburton Co.	400,873

	Telecommunications - 6.42%
40,100	AT&T, Inc.	1,520,592
16,700	Verizon Communications, Inc.	753,838
		2,274,430
	Transportation Equipment Manufacturing - 2.91%
8,800	General Dynamics Corp.	558,272
5,300	Lockheed Martin Corp.	473,131
		1,031,403
	Utilities - 7.46%
10,400	American Electric Power Co., Inc.	439,296
14,700	Entergy Corp.	1,068,249
24,600	Exelon Corp.	962,352
3,600	Southern Co.	173,340
		2,643,237

	TOTAL COMMON STOCKS (Cost $31,280,731)	34,639,461

Shares	SHORT-TERM INVESTMENTS - 1.82%	Value
646,868	Invesco STIT-STIC Prime Portfolio, 0.08% (a)	646,868
	TOTAL SHORT-TERM INVESTMENTS (Cost $646,868)	646,868

	Total Investments in Securities (Cost $31,927,599) - 99.55%	35,286,329
	Other Assets in Excess of Liabilities - 0.45%	157,875
	NET ASSETS - 100.00%	$35,444,204

(a) Rate shown is the 7-day yield as of July 31, 2012.

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Agriculture, Forestry, Fishing, and Hunting	$210,150	$-	$-	$210,150
Finance and Insurance	3,684,073	-	-	3,684,073
Information	3,225,953	-	-	3,225,953
Manufacturing	19,999,654	-	-	19,999,654
Mining, Quarrying, and Oil and Gas Extraction	1,293,096	-	-	1,293,096
Retail Trade	2,734,346	-	-	2,734,346
Transportation and Warehousing	197,098	-	-	197,098
Utilities	2,643,237	-	-	2,643,237
Wholesale Trade	651,854	-	-	651,854
Total Common Stocks	34,639,461	-	-	34,639,461

Short-Term Investments	646,868	-	-	646,868

Total Investments in Securities	$35,286,329	$-	$-	$35,286,329

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2012, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$32,044,391

Gross unrealized appreciation	4,632,640
Gross unrealized depreciation	(1,390,702)
Net unrealized appreciation	$3,241,938

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/24/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/24/2012

By (Signature and Title)*  /s/ Cheryl L. King
    Cheryl L. King, Treasurer

Date  9/24/2012

* Print the name and title of each signing officer under his or her signature.